Related parties	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The Company’s related parties include key management personnel and directors. Unless otherwise stated, none of the transactions incorporated special terms and conditions and no guarantees were given or received. Outstanding balances payable are usually settled in cash and relate to director fees.

The Company had incurred no related party transactions and had no outstanding balance with related parties as of and for the years ended June 30, 2025 and 2024.
Compensation of key management personnel

Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Company, including members of the Company's Board of Directors. The Company considers key management to be the members of the Board of Directors and five officers.

The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2025 and 2024 were as follows:

	June 30	June 30,
	2025	2024
	$	$
Short-term benefits	3,150	3,500
Long-term benefits	56	86
Share-based payment transactions	2,617	2,571
Total compensation	5,823	6,157